INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

May 6, 2025

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476

and 811-22894 on behalf of the funds listed below (together, the “TRADR ETFs”):

Tradr 2X Long ASTS Daily ETF
Tradr 2X Long CEG Daily ETF
Tradr 2X Long CEP Daily ETF
Tradr 2X Long CRWV Daily ETF
Tradr 2X Long DDOG Daily ETF
Tradr 2X Long GEV Daily ETF
Tradr 2X Long ISRG Daily ETF
Tradr 2X Long LRCX Daily ETF
Tradr 2X Long NET Daily ETF
Tradr 2X Long SMR Daily ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 454 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating the TRADR ETFs series of the Trust.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane Drake
Secretary